Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Disclosure of financial assets [line items]
Trade and other receivables	$ 741,128	$ 90,975
GST Refundable [Member]
Disclosure of financial assets [line items]
Other current receivables	69,093	51,353
PaxalisibPhase II Clinical Trial Refund [Member]
Disclosure of financial assets [line items]
Other current receivables	631,876	0
Deposits Paid [Member]
Disclosure of financial assets [line items]
Other current receivables	40,159	39,622
Refundable [Member]
Disclosure of financial assets [line items]
Other current receivables	$ 700,969	$ 51,353